Non-Controlling Interest	12 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Non-Controlling Interest

Note 16. Non-Controlling Interest

	Consolidated
	30 June 2025	30 June 2024	30 June 2023
	A$	A$	A$

Issued capital	7,357,911	7,357,911	7,357,911
Reserves	781,019	693,023	685,141
Accumulated losses	(445,985)	(362,449)	(256,268)

Non-controlling interest	7,692,945	7,688,485	7,786,784

As of the 30 June 2025 the non-controlling interest is 15% (June 30, 2024: 15%) equity holding in AKCM Pty Ltd.

Notes to the Consolidated Financial Statements

For the Year Ended 30 June 2025